S000080576 [Member] Average Annual Total Returns	12 Months Ended	30 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	20.72%
Performance Inception Date		Jun. 29, 2023
Morningstar US Large Value Category (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.90%	14.81%
Performance Inception Date		Jun. 29, 2023
iMGP Berkshire Dividend Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	14.13%	12.02%
Performance Inception Date		Jun. 29, 2023
iMGP Berkshire Dividend Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.64%	11.55%
Performance Inception Date		Jun. 29, 2023
iMGP Berkshire Dividend Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.69%	9.29%
Performance Inception Date		Jun. 29, 2023